Schedule of Property and Equipment, Estimated Useful Lives (Details)	Dec. 31, 2024
Equipment on Lease [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment on Lease [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment on Lease [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computers and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Computers and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Lab Equipment and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Lab Equipment and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years